SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Common Stock Subject to Possible Redemption, Offering Costs and Income Taxes (Details) - USD ($)		7 Months Ended
	Sep. 09, 2020	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Transaction costs	$ 6,797,377	$ 6,797,377
Deferred tax asset		55,260
Valuation allowance on deferred tax asset		55,260
Income tax expense		$ 0
Effective tax rate (as a percent)		0.00%